UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund

[photo of a young girl doing a backbend]
Semi-annual report for the six months ended March 31, 2010

American Funds Money Market Fund® seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the total return on a $1,000 investment with all distributions reinvested for the period ended March 31, 2010:

			Lifetime
	1 year	5 years	(since 5/1/2009)

Class A shares	—	—	0.00%

The fund’s total annualized operating expense ratio for Class A shares was 0.48% as of September 30, 2009. This figure is based on data for a partial year and does not reflect the reimbursements described below. Therefore, the actual expense ratio is lower.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be lower. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 and 21 for details.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 0.00% (–0.21% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

Bond ratings, which typically range from AAA (highest) to D (lowest), and commercial paper ratings, which typically range from A-1 or P-1 (highest) to A-3 or P-3 (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. If ratings are not available, they are assigned by the fund’s investment adviser.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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We are pleased to present you with American Funds Money Market Fund’s semi-annual report for the period ended March 31, 2010. During the six months, the fund maintained a constant net asset value of $1.00 per share. In an environment marked by historically low rates on short-term investments, the fund’s annualized seven-day SEC yield as of March 31, 2010, was 0.00%.

The U.S. economy and the Federal Reserve
Economic activity increased across much of the United States during the first half of the fund’s fiscal year, which began on October 1, 2009, and a number of indicators suggest that the recovery may be strengthening, albeit in an uneven fashion. The U.S. economy grew at a 5.6% annual rate in the fourth quarter of 2009 and by a 3.2% annual rate in the first quarter of 2010. In March, retail sales and industrial production both rose.

Nevertheless, the economy continues to face a number of challenges, including high unemployment, continuing mortgage defaults and rising government debt. What’s more, inflation remained low throughout the period. The Consumer Price Index was up just 0.8% for the six months ended March 31, according to the U.S. Labor Department. Given these conditions, the Federal Reserve has kept the federal funds rate at 0.00%–0.25% since mid-December 2008. This benchmark lending rate has historically had a significant influence on yields for short-term debt instruments. During the first half of the fund’s fiscal year, yields in the cash markets remained at persistently low levels.

The fund’s objective
Our foremost goal in managing American Funds Money Market Fund is to provide stability and liquidity while also seeking to generate a reasonable yield on your investment. To achieve these ends, we have invested a significant portion of the fund’s assets in U.S. Treasury securities and federal agency discount notes. We also have continued to selectively invest in other high-quality short-term debt instruments.

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of March 31, 2010*

American Funds Money Market Fund	0.00%
(reflecting a fee reimbursement, –0.22% without the reimbursement)

*The annualized seven-day SEC yield is a more current measure of the fund’s earnings than its 30-day yield or total return.
[End Sidebar]

Under new rules established by the Securities and Exchange Commission, money market funds will be required among other things to maintain certain levels of liquidity and have portfolios with shorter weighted average maturities. We were already meeting these requirements based on our stringent internal guidelines.

Though yields in the cash markets may remain low in the near term, we continue to believe that a money market fund serves an important role in a well-balanced portfolio that also includes stock and bond funds. Whether used as a temporary holding place for future investments, as part of a regular investment program, or simply as a way to potentially earn income on the cash-reserve portion of a portfolio, the stability and convenience of a money market fund can be instrumental in helping you meet your long-term financial goals.

We thank you for selecting American Funds Money Market Fund for your investment portfolio. We look forward to reporting to you again in six months — and to helping you achieve your objectives.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

May 14, 2010

For current information about the fund, visit americanfunds.com.

Investment portfolio, March 31, 2010
unaudited

Percent of net assets
Federal agency discount notes	58.5%
U.S. Treasuries	28.9
Commercial paper	8.5
Discount notes	4.3
Other assets less liabilities	(0.2)
Total	100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 100.21%	acquisition	(000)	(000)

Federal agency discount notes - 58.53%
Freddie Mac
4/1/2010	0.17%	$110,218	$110,218
4/5/2010	0.12	466,500	466,493
4/6/2010	0.21	75,000	74,999
4/13/2010	0.20	47,500	47,498
4/14/2010	0.20	99,400	99,396
4/15/2010	0.12	68,705	68,702
4/19/2010	0.16	342,315	342,297
4/20/2010	0.12	81,765	81,760
4/26/2010	0.26	287,264	287,238
5/3/2010	0.14	127,600	127,583
5/4/2010	0.14	50,000	49,993
5/10/2010	0.15	235,400	235,358
5/11/2010	0.16	100,000	99,982
5/17/2010	0.12	17,940	17,936
5/24/2010	0.14	128,511	128,486
5/25/2010	0.20	50,000	49,989
6/1/2010	0.03	53,258	53,244
6/2/2010	0.16	62,300	62,283
6/4/2010	0.17	66,700	66,681
6/16/2010	0.15	200,000	199,928
6/17/2010	0.16	116,130	116,088
6/21/2010	0.16	259,600	259,499
6/22/2010	0.15	25,000	24,990
6/23/2010	0.17	50,000	49,980
6/24/2010	0.16	362,000	361,855
6/28/2010	0.18	96,553	96,511
7/19/2010	0.12	96,600	96,543
7/21/2010	0.20	59,787	59,751
7/23/2010	0.20	120,000	119,926
8/3/2010	0.05	50,000	49,964
8/4/2010	0.09	225,000	224,836
8/6/2010	0.21	200,000	199,850
8/10/2010	0.23	200,000	199,842
8/11/2010	0.24	200,000	199,840
8/18/2010	0.24	307,200	306,933
8/25/2010	0.14	30,000	29,972
9/7/2010	0.23	106,300	106,185
9/20/2010	0.28	225,099	224,822
9/21/2010	0.23	100,000	99,876
9/30/2010	0.29	25,080	25,046
Fannie Mae
4/2/2010	0.13	200,000	199,999
4/14/2010	0.15	323,882	323,869
4/21/2010	0.09	158,296	158,287
4/28/2010	0.14	268,850	268,821
5/3/2010	0.17	75,000	74,990
5/4/2010	0.12	300,000	299,958
5/5/2010	0.14	280,830	280,790
5/6/2010	0.12	300,000	299,956
5/10/2010	0.13	75,000	74,987
5/19/2010	0.14	240,035	239,983
5/24/2010	0.13	241,409	241,362
5/26/2010	0.14	413,670	413,575
6/1/2010	0.15	150,000	149,959
6/3/2010	0.18	300,000	299,916
6/14/2010	0.14	100,000	99,966
6/21/2010	0.15	61,986	61,962
7/21/2010	0.19	200,000	199,885
8/2/2010	0.18	100,000	99,929
8/4/2010	0.21	50,000	49,963
8/16/2010	0.23	250,000	249,787
8/23/2010	0.24	150,000	149,862
9/20/2010	0.24	75,000	74,908
9/27/2010	0.29	25,000	24,968
Federal Home Loan Bank
4/1/2010	0.10	182,802	182,801
4/5/2010	0.12	66,840	66,839
4/7/2010	0.12	117,016	117,014
4/9/2010	0.11	481,985	481,973
4/12/2010	0.11	150,000	149,995
4/13/2010	0.17	100,000	99,996
4/14/2010	0.13	50,000	49,998
4/16/2010	0.17	397,700	397,681
4/21/2010	0.05	74,100	74,098
4/23/2010	0.14	275,100	275,082
4/28/2010	0.13	50,000	49,995
4/30/2010	0.14	150,000	149,982
5/17/2010	0.46	154,855	154,823
5/26/2010	0.15	198,100	198,055
5/28/2010	0.15	36,000	35,991
6/2/2010	0.14	100,000	99,975
6/30/2010	0.17	62,223	62,196
Tennessee Valley Authority
4/22/2010	0.08	185,342	185,333
Federal Farm Credit Banks
5/27/2010	0.44	12,000	11,997
6/15/2010	0.31	75,000	74,974
8/16/2010	0.25	25,000	24,979
Total federal agency discount notes			12,803,832

U.S. Treasuries - 28.89%
U.S. Treasury Bills
4/1/2010	0.09	300,000	300,000
4/8/2010	0.09	44,300	44,299
4/15/2010	0.11	250,000	249,992
4/22/2010	0.09	744,400	744,367
4/29/2010	0.12	698,000	697,943
5/6/2010	0.15	400,000	399,942
5/13/2010	0.10	391,900	391,837
5/20/2010	0.12	500,000	499,907
5/27/2010	0.11	1,000,250	1,000,066
6/3/2010	0.14	250,000	249,938
6/10/2010	0.12	188,400	188,349
6/17/2010	0.11	417,200	417,075
7/1/2010	0.14	200,000	199,924
7/29/2010	0.14	538,300	538,031
8/12/2010	0.18	100,000	99,935
8/26/2010	0.22	200,000	199,836
9/23/2010	0.19	100,000	99,891
Total U.S. Treasuries			6,321,332

Commercial paper - 8.49%
Canada Bills
4/26/2010	0.15	100,000	99,989
4/27/2010	0.11	106,214	106,204
5/17/2010	0.17	224,650	224,612
Straight-A Funding LLC (1)
4/5/2010	0.17	50,000	49,999
4/5/2010	0.17	39,281	39,280
4/15/2010	0.16	50,000	49,997
4/20/2010	0.17	50,000	49,997
4/27/2010	0.17	64,300	64,294
5/12/2010	0.19	92,500	92,479
5/12/2010	0.18	50,000	49,993
Québec (Province of) (1)
4/28/2010	0.15	115,000	114,987
4/29/2010	0.13	75,000	74,992
5/3/2010	0.18	100,000	99,984
5/13/2010	0.18	50,000	49,989
6/25/2010	0.21	36,000	35,980
KfW (1)
4/12/2010	0.13	143,950	143,944
4/26/2010	0.18	50,000	49,993
BNP Paribas Finance Inc.
4/1/2010	0.05	100,000	100,000
Société Générale North America, Inc.
4/1/2010	0.09	100,000	100,000
Caisse d'Amortissement de la Dette Sociale
4/6/2010	0.12	100,000	99,998
Denmark (Kingdom of)
5/21/2010	0.16	60,740	60,726
Barclays U.S. Funding Corp.
4/1/2010	0.07	50,000	50,000
Hydro-Québec (1)
4/7/2010	0.27	50,000	49,999
Total commercial paper			1,857,436

Discount notes - 4.30%
International Bank for Reconstruction and Development
4/1/2010	0.15	200,000	199,999
4/8/2010	0.16	200,000	199,996
5/3/2010	0.13	125,000	124,984
5/7/2010	0.11	117,000	116,982
5/11/2010	0.12	117,000	116,979
6/18/2010	0.21	107,200	107,160
6/29/2010	0.24	75,000	74,968
Total discount notes			941,068

Total investment securities (cost: $21,923,352,000)			21,923,668
Other assets less liabilities			(46,751)

Net assets			$21,876,917

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,015,907,000, which represented 4.64% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $21,923,352)		$21,923,668
Cash		8,740
Receivables for:
Sales of fund's shares	$70,465
Other	374	70,839
		22,003,247
Liabilities:
Payables for:
Repurchases of fund's shares	121,766
Services provided by affiliates	3,794
Trustees' deferred compensation	242
Other	528	126,330
Net assets at March 31, 2010		$21,876,917

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,876,555
Undistributed net investment income		46
Net unrealized appreciation		316
Net assets at March 31, 2010		$21,876,917

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (21,876,296 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$16,284,016	16,283,554	$1.00
Class B	448,409	448,396	1.00
Class C	467,089	467,076	1.00
Class F-1	36,906	36,905	1.00
Class F-2	74,662	74,659	1.00
Class 529-A	656,183	656,164	1.00
Class 529-B	50,069	50,068	1.00
Class 529-C	142,867	142,863	1.00
Class 529-E	38,168	38,167	1.00
Class 529-F-1	32,731	32,730	1.00
Class R-1	80,034	80,032	1.00
Class R-2	1,367,859	1,367,821	1.00
Class R-3	1,141,893	1,141,860	1.00
Class R-4	690,991	690,971	1.00
Class R-5	337,139	337,130	1.00
Class R-6	27,901	27,900	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2010		(dollars in thousands)

Investment income:
Income:
Interest		$16,652

Fees and expenses*:
Investment advisory services	$31,647
Distribution services	2,250
Transfer agent services	9,294
Administrative services	6,348
Reports to shareholders	668
Registration statement and prospectus	1,553
Trustees' compensation	234
Auditing and legal	51
Custodian	170
Other	97
Total fees and expenses before reimbursements	52,312
Less reimbursements of fees and expenses	35,706
Total fees and expenses after reimbursements		16,606
Net investment income		46

Net unrealized depreciation on investments		(1,728)

Net decrease in net assets resulting from operations		$(1,682)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets		(dollars in thousands)

	Six months ended March 31, 2010*	For the period May 1, 2009† to September 30, 2009
Operations:
Net investment income	$46	$-
Net unrealized (depreciation) appreciation on investments	(1,728)	709
Net (decrease) increase in net assets resulting from operations	(1,682)	709

Dividends paid or accrued to shareholders from net investment income	-	-

Net capital share transactions	(3,927,754)	25,805,644

Total (decrease) increase in net assets	(3,929,436)	25,806,353

Net assets:
Beginning of period	25,806,353	-
End of period (including undistributed net investment income: $46 and $0, respectively)	$21,876,917	$25,806,353

*Unaudited.
†Commencement of operations.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America.  The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.  The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Although the fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements.  Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on May 1, 2009; therefore, the fund’s only tax year, 2009, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2010, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2009, the fund had no tax basis undistributed ordinary income.

As of March 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$486
Gross unrealized depreciation on investment securities	(170)
Net unrealized appreciation on investment securities	316
Cost of investment securities	21,923,352

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - On November 24, 2009, shareholders approved amendments to the fund’s Investment Advisory and Service Agreement with CRMC. The agreement provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2010, the investment advisory services fee was $31,647,000, which was equivalent to an annualized rate of 0.268% of average daily net assets.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2010, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)

Class A	$22,466
Class B	2,637
Class C	771
Class F-1	135
Class F-2	75
Class 529-A	1,260
Class 529-B	302
Class 529-C	282
Class 529-E	73
Class 529-F-1	64
Class R-1	126
Class R-2	3,652
Class R-3	2,318
Class R-4	1,103
Class R-5	422
Class R-6	20
Total	$35,706

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Classes A and 529-A	0.15%	0.15%
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$-	$9,046	Not applicable	Not applicable	Not applicable
Class B	1,987	248	Not applicable	Not applicable	Not applicable
Class C	-	Included in administrative services	$264	$90	Not applicable
Class F-1	63		24	10	Not applicable
Class F-2	Not applicable		4	4	Not applicable
Class 529-A	-		324	102	$333
Class 529-B	200		26	10	27
Class 529-C	-		71	26	73
Class 529-E	-		19	6	19
Class 529-F-1	-		16	5	17
Class R-1	-		51	16	Not applicable
Class R-2	-		1,040	1,588	Not applicable
Class R-3	-		892	546	Not applicable
Class R-4	-		544	22	Not applicable
Class R-5	Not applicable		168	6	Not applicable
Class R-6	Not applicable		5	-*	Not applicable
Total	$2,250	$9,294	$3,448	$2,431	$469
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 2009, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2010
Class A	$8,518,097	8,518,097	$(11,803,667)	(11,803,667)	$(3,285,570)	(3,285,570)
Class B	84,452	84,452	(261,932)	(261,932)	(177,480)	(177,480)
Class C	169,612	169,612	(340,956)	(340,956)	(171,344)	(171,344)
Class F-1	37,546	37,546	(56,845)	(56,845)	(19,299)	(19,299)
Class F-2	216,305	216,305	(278,051)	(278,051)	(61,746)	(61,746)
Class 529-A	186,157	186,157	(205,861)	(205,861)	(19,704)	(19,704)
Class 529-B	9,969	9,969	(15,490)	(15,490)	(5,521)	(5,521)
Class 529-C	38,083	38,083	(47,828)	(47,828)	(9,745)	(9,745)
Class 529-E	10,931	10,931	(11,937)	(11,937)	(1,006)	(1,006)
Class 529-F-1	13,546	13,546	(14,737)	(14,737)	(1,191)	(1,191)
Class R-1	58,836	58,836	(62,428)	(62,428)	(3,592)	(3,592)
Class R-2	634,097	634,097	(688,328)	(688,328)	(54,231)	(54,231)
Class R-3	599,406	599,406	(677,369)	(677,369)	(77,963)	(77,963)
Class R-4	370,822	370,822	(412,707)	(412,707)	(41,885)	(41,885)
Class R-5	157,355	157,355	(167,238)	(167,238)	(9,883)	(9,883)
Class R-6	47,759	47,759	(35,353)	(35,353)	12,406	12,406
Total net increase
(decrease)	$11,152,973	11,152,973	$(15,080,727)	(15,080,727)	$(3,927,754)	(3,927,754)

Share class	Sales(*)		Issued in connection with merger of The Cash Management Trust of America		Issued in connection with merger of The U.S. Treasury Money Fund of America		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period May 1, 2009(†) to September 30, 2009
Class A	$6,749,266	6,749,266	$16,552,460	16,551,835	$3,876,970	3,876,312	$(7,608,289)	(7,608,289)	$19,570,407	19,569,124
Class B	61,221	61,221	730,878	730,857	-	-	(166,202)	(166,202)	625,897	625,876
Class C	101,750	101,750	766,696	766,676	-	-	(230,006)	(230,006)	638,440	638,420
Class F-1	16,696	16,696	85,938	85,935	-	-	(46,427)	(46,427)	56,207	56,204
Class F-2	335,733	335,733	1,341	1,336	-	-	(200,664)	(200,664)	136,410	136,405
Class 529-A	116,721	116,721	686,414	686,393	-	-	(127,246)	(127,246)	675,889	675,868
Class 529-B	8,057	8,057	56,183	56,182	-	-	(8,650)	(8,650)	55,590	55,589
Class 529-C	27,531	27,531	163,157	163,153	-	-	(38,076)	(38,076)	152,612	152,608
Class 529-E	6,106	6,106	40,387	40,387	-	-	(7,320)	(7,320)	39,173	39,173
Class 529-F-1	6,915	6,915	35,992	35,990	-	-	(8,984)	(8,984)	33,923	33,921
Class R-1	27,372	27,372	75,856	75,854	8,211	8,209	(27,811)	(27,811)	83,628	83,624
Class R-2	314,505	314,505	1,333,646	1,333,600	114,202	114,160	(340,213)	(340,213)	1,422,140	1,422,052
Class R-3	277,224	277,224	1,138,057	1,138,018	108,807	108,771	(304,190)	(304,190)	1,219,898	1,219,823
Class R-4	141,490	141,490	645,243	645,219	117,300	117,279	(171,132)	(171,132)	732,901	732,856
Class R-5	116,585	116,585	294,903	294,892	45,366	45,355	(109,819)	(109,819)	347,035	347,013
Class R-6	18,242	18,242	-	-	-	-	(2,748)	(2,748)	15,494	15,494
Total net increase
(decrease)	$8,325,414	8,325,414	$22,607,151	22,606,327	$4,270,856	4,270,086	$(9,397,777)	(9,397,777)	$25,805,644	25,804,050

(*)Includes exchanges between share classes of the fund.
(†)Commencement of operations.

Financial highlights(1)

		Net asset value, beginning of period	Net investment income(2)	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2010(5)	$1.00	$-	$-	$1.00	.00%	$16,284	.39	%(6)	.14	%(6)	-	%(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	19,571	.19		.08		-

Class B:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	448	1.14	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49		.08		-

Class C:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	467	.42	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22		.08		-

Class F-1:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	37	.68	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32		.08		-

Class F-2:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	75	.31	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20		.08		-

Class 529-A:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	656	.52	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25		.08		-

Class 529-B:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	50	1.28	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56		.08		-

Class 529-C:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	143	.52	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25		.08		-

Class 529-E:	Six months ended 3/31/2010(5)	$1.00	$-	$-	$1.00	.00%	$38	.52	%(6)	.14	%(6)	-	%(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25		.08		-

Class 529-F-1:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	33	.52	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	34	.25		.08		-

Class R-1:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	80	.45	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21		.08		-

Class R-2:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	1,368	.67	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33		.08		-

Class R-3:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	1,142	.53	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24		.08		-

Class R-4:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	691	.44	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21		.08		-

Class R-5:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	337	.39	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19		.08		-

Class R-6:	Six months ended 3/31/2010(5)	1.00	-	-	1.00	.00	28	.34	(6)	.14	(6)	-	(6) (7)
	Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18		.08		-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC agreed to pay a portion of fees and expenses for all share classes due to lower short-term interest rates.

(5)Unaudited.
(6)Annualized.
(7)Amount less than .01%.

See Notes to Financial Statements

Expense example
                                                                                                                                         unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009, through March 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2009	Ending account value 3/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$.70	.14%
Class A -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class B -- actual return	1,000.00	1,000.00	.70	.14
Class B -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class C -- actual return	1,000.00	1,000.00	.70	.14
Class C -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class F-1 -- actual return	1,000.00	1,000.00	.70	.14
Class F-1 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class F-2 -- actual return	1,000.00	1,000.00	.70	.14
Class F-2 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class 529-A -- actual return	1,000.00	1,000.00	.70	.14
Class 529-A -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class 529-B -- actual return	1,000.00	1,000.00	.70	.14
Class 529-B -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class 529-C -- actual return	1,000.00	1,000.00	.70	.14
Class 529-C -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class 529-E -- actual return	1,000.00	1,000.00	.70	.14
Class 529-E -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class 529-F-1 -- actual return	1,000.00	1,000.00	.70	.14
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-1 -- actual return	1,000.00	1,000.00	.70	.14
Class R-1 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-2 -- actual return	1,000.00	1,000.00	.70	.14
Class R-2 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-3 -- actual return	1,000.00	1,000.00	.70	.14
Class R-3 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-4 -- actual return	1,000.00	1,000.00	.70	.14
Class R-4 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-5 -- actual return	1,000.00	1,000.00	.70	.14
Class R-5 -- assumed 5% return	1,000.00	1,024.23	.71	.14
Class R-6 -- actual return	1,000.00	1,000.00	.70	.14
Class R-6 -- assumed 5% return	1,000.00	1,024.23	.71	.14

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for the period from November 1, 2010, through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year in connection with their service as trustees of the fund and other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund since it commenced operation in May 2009 in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee also considered the investment results of the fund’s predecessors, The Cash Management Trust of America and The U.S. Treasury Money Fund of America. They concluded that CRMC’s record indicated that its continued management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	26,530,721,701
Total shares voting on November 24, 2009:	17,218,975,911	(64.9% of shares outstanding)

Election of board members

Trustee*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	16,774,298,149	97.4%	444,677,762	2.6%
William H. Baribault	16,783,146,927	97.5	435,828,984	2.5
James G. Ellis	16,779,243,333	97.4	439,732,578	2.6
Martin Fenton	16,778,414,178	97.4	440,561,733	2.6
Leonard R. Fuller	16,780,143,122	97.5	438,832,789	2.5
Abner D. Goldstine	16,775,161,494	97.4	443,814,417	2.6
Paul G. Haaga, Jr.	16,784,842,388	97.5	434,133,523	2.5
W. Scott Hedrick	16,759,457,884	97.3	459,518,027	2.7
R. Clark Hooper	16,755,861,898	97.3	463,114,013	2.7
Merit E. Janow	16,778,876,825	97.4	440,099,086	2.6
Laurel B. Mitchell	16,761,668,940	97.3	457,306,971	2.7
Frank M. Sanchez	16,759,945,445	97.3	459,030,466	2.7
Margaret Spellings	16,756,571,011	97.3	462,404,900	2.7
Steadman Upham	16,753,363,567	97.3	465,612,344	2.7

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	14,589,735,547	84.7%	504,231,254	3.0%	2,125,009,110	†	12.3%

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	14,634,670,682	85.0	437,610,091	2.5	2,146,695,138	†	12.5

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	14,601,034,432	84.8	480,153,449	2.8	2,137,788,030	†	12.4

To consider a shareholder proposal regarding genocide-free investing	1,311,658,811	8.5	13,674,583,797	89.0	382,206,713		2.5
(broker non-votes = 1,850,526,590)

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
>American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-959-0510P

Litho in USA AGD/B/10079-S22956

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 28, 2010